Equity Method Investments (Tables)	12 Months Ended
Dec. 31, 2014
Equity Method Investments and Joint Ventures [Abstract]
Summary of equity method investments
Brand's summarized balance sheet information at September 30, 2014 and summarized statement of operations information for the period from November 27, 2013 through September 30, 2014 are summarized as follows:

(In thousands)	September 30 2014
Summarized Balance Sheet Information of Brand:
Current assets	$815,809
Property and equipment , net	923,056
Other noncurrent assets	1,594,669
Total assets	$3,333,534

Short-term borrowings, including current portion of long-term debt	$68,748
Other current liabilities	360,714
Long-term debt	1,747,522
Other noncurrent liabilities	406,636
Total liabilities	2,583,620
Equity	749,914
Total liabilities and equity	$3,333,534

(In thousands)	Period From November 27 2013 Through September 30 2014 (a)
Summarized Statement of Operations Information of Brand:
Net revenues	$2,559,556
Gross profit	559,376
Net income (loss) attributable to Brand Energy & Infrastructure Services, Inc. and Subsidiaries	(4,848)
Harsco's equity in income (loss) of Brand	(1,595)
(a) The Company's equity method investment in Brand began on November 26, 2013; accordingly, there is only approximately ten months of related equity income (loss). The results of the Harsco Infrastructure Segment from January 1, 2013 through the date of closing are reported in the Company's results of operations for 2013.

Summary of quantitative information about significant unobservable inputs used for initial determination of fair value of Brand
The following table details quantitative information about significant unobservable inputs:

	Fair Value at December 31 2013			Range
(Dollars in thousands)		Valuation Technique	Unobservable Input	Low	High
Equity method investment - Brand	$296,082	Discounted cash flow	EBITDA Margin	10.9%	12.6%
			Ratio of capital expenditures to revenues	2.9%	3.8%
			Long-term revenue growth	3.0%	3.0%
			WACC Rate	9.25%	9.25%
			Cost of equity	12.5%	12.5%
			Implied exit EBITDA multiple	7.0X	7.5X
			Discount for lack of marketability	15%	15%

Summary of balances related to transactions between Company and Brand	Balances related to transactions between the Company and Brand are as follows:

(In thousands)	December 31 2014	December 31 2013
Balances due from Brand	$1,860	$85,411
Balances due to Brand	28,311	149,325